Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of future payments for employment agreements
Amount
Twelve months ending June 30:
2022	$1,048,214
2023	740,372
2024	110,000
Total minimum payment required	$1,898,586

Schedule of capital expenditure commitments
		Payments Due by Period
			Less than	1-3	4-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$804,992	$368,175	$436,817	$-	$-
Operating lease commitments	(b)	403,656	362,233	41,423	-	-
		$1,208,648	$730,408	$478,240	$-	$-